COMMITMENTS (Details) $ in Millions	Dec. 31, 2023 CAD ($)
2024
COMMITMENTS
Minimum payments	$ 769.9
2025 to 2028
COMMITMENTS
Minimum payments	1,404.8
2029 and thereafter
COMMITMENTS
Minimum payments	$ 27.1